UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file Number 811-05276

Value Line Strategic Asset Management Trust

(Exact name of registrant as specified in charter)

7 Times Square, New York, NY 10036

Mitchell E. Appel

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-907-1900

Date of fiscal year end: December 31

Date of reporting period: March 31, 2017

Item 1: Schedule of Investments.

A copy of the Schedule of Investments for the period ended 3/31/17 is included with this Form.

■ Value Line Strategic Asset Management Trust

Schedule of Investments

March 31, 2017 (Unaudited)

Shares		Value

Common Stocks — 72.7%
Consumer Discretionary — 8.6%
Distribution & Wholesale — 1.0%
89,000	LKQ Corp. *	$2,605,030
Retail — 7.6%
6,400	AutoZone, Inc. *	4,627,520
20,000	Domino’s Pizza, Inc.	3,686,000
23,400	O’Reilly Automotive, Inc. *	6,314,256
65,000	TJX Companies, Inc. (The)	5,140,200
		19,767,976
		22,373,006
Consumer Staples — 9.0%
Agriculture — 2.4%
28,900	British American Tobacco PLC ADR (1)	1,916,648
70,000	Reynolds American, Inc.	4,411,400
		6,328,048
Beverages — 1.3%
30,000	PepsiCo, Inc.	3,355,800
Food — 2.4%
38,000	General Mills, Inc.	2,242,380
112,000	Hormel Foods Corp.	3,878,560
		6,120,940
Household Products — 1.9%
100,000	Church & Dwight Co., Inc.	4,987,000
Retail — 1.0%
16,000	Costco Wholesale Corp.	2,683,040
		23,474,828
Financials — 1.4%
Insurance — 1.4%
12,000	Arch Capital Group, Ltd. *	1,137,240
18,000	Chubb, Ltd.	2,452,500
		3,589,740
		3,589,740
Health Care — 16.6%
Biotechnology — 0.9%
18,200	Alexion Pharmaceuticals, Inc. *	2,206,568
Electronics — 2.4%
13,200	Mettler-Toledo International, Inc. *	6,321,612

Shares		Value
Health Care Products — 10.2%
11,200	C.R. Bard, Inc.	$2,783,648
43,200	Danaher Corp.	3,694,896
50,000	DENTSPLY SIRONA, Inc.	3,122,000
31,800	Henry Schein, Inc. *	5,405,046
55,600	IDEXX Laboratories, Inc. *	8,596,316
20,000	Thermo Fisher Scientific, Inc.	3,072,000
		26,673,906
Pharmaceuticals — 2.1%
5,208	Allergan PLC	1,244,295
37,000	Express Scripts Holding Co. *	2,438,670
50,000	Novo Nordisk A/S ADR	1,714,000
		5,396,965
Software — 1.0%
44,200	Cerner Corp. *	2,601,170
		43,200,221
Industrials — 18.7%
Aerospace & Defense — 3.5%
22,000	General Dynamics Corp.	4,118,400
10,100	Northrop Grumman Corp.	2,402,184
20,700	Teledyne Technologies, Inc. *	2,617,722
		9,138,306
Commercial Services — 0.8%
48,369	IHS Markit, Ltd. *	2,029,080
Electrical Equipment — 2.7%
13,000	Acuity Brands, Inc.	2,652,000
81,575	AMETEK, Inc.	4,411,576
		7,063,576
Environmental Control — 3.7%
34,000	Stericycle, Inc. *	2,818,260
76,500	Waste Connections, Inc.	6,748,830
		9,567,090
Hand & Machine Tools — 0.4%
7,000	Snap-on, Inc.	1,180,690
Housewares — 1.6%
68,000	Toro Co. (The)	4,247,280
Machinery Diversified — 2.8%
24,100	IDEX Corp.	2,253,591
24,000	Roper Technologies, Inc.	4,955,760
		7,209,351

■ Value Line Strategic Asset Management Trust

Schedule of Investments (Continued)

March 31, 2017 (Unaudited)

Shares		Value
Transportation — 3.2%
60,000	Canadian National Railway Co.	$4,435,800
12,600	J.B. Hunt Transport Services, Inc.	1,155,924
26,000	Union Pacific Corp.	2,753,920
		8,345,644
		48,781,017
Information Technology — 8.3%
Commercial Services — 0.2%
4,900	WEX, Inc. *	507,150
Computers — 1.6%
23,000	Accenture PLC Class A	2,757,240
10,000	Apple, Inc.	1,436,600
		4,193,840
Diversified Financial — 1.2%
27,000	MasterCard, Inc. Class A	3,036,690
Electronics — 1.7%
61,200	Amphenol Corp. Class A	4,355,604
Software — 3.6%
19,000	ANSYS, Inc. *	2,030,530
15,000	Fiserv, Inc. *	1,729,650
53,600	Salesforce.com, Inc. *	4,421,464
6,600	Ultimate Software Group, Inc. (The) *	1,288,386
		9,470,030
		21,563,314
Materials — 6.1%
Chemicals — 3.2%
44,000	FMC Corp.	3,061,960
5,100	NewMarket Corp.	2,311,473
26,000	Valspar Corp. (The)	2,884,440
		8,257,873
Commercial Services — 1.6%
33,400	Ecolab, Inc.	4,186,356
Housewares — 0.6%
18,000	Scotts Miracle-Gro Co. (The)	1,681,020
Miscellaneous Manufacturer — 0.3%
9,500	AptarGroup, Inc.	731,405
Packaging & Containers — 0.4%
5,000	Ball Corp.	371,300
11,600	Crown Holdings, Inc. *	614,220
		985,520
		15,842,174

Shares		Value
Real Estate — 1.7%
REITS — 1.7%
36,000	American Tower Corp. REIT	$4,375,440

Telecommunication Services — 1.9%
REITS — 1.9%
42,000	SBA Communications Corp. REIT *	5,055,540

Utilities — 0.4%
Gas — 0.4%
29,600	South Jersey Industries, Inc.	1,055,240
	Total Common Stocks (Cost $62,681,774)	189,310,520

Principal
Amount		Value

Asset-Backed Securities — 1.0%
$200,000	Ally Master Owner Trust, Series 2012-5, Class A, 1.54%, 9/15/19	200,145
150,000	CarMax Auto Owner Trust, Series 2015-1, Class A4, 1.83%, 7/15/20	150,191
200,000	Chrysler Capital Auto Receivables Trust, Series 2016-AA, Class A3, 1.77%, 10/15/20 (2)	200,356
250,000	Citibank Credit Card Issuance Trust, Series 2014-A1, Class A1, 2.88%, 1/23/23	256,866
175,000	Ford Credit Auto Owner Trust, Series 2016-C, Class A4, 1.40%, 2/15/22	172,382
200,000	Ford Credit Auto Owner Trust, Series 2015-2, Class A, 2.44%, 1/15/27 (2)	201,695
500,000	GM Financial Automobile Leasing Trust, Series 2015-2, Class A3, 1.68%, 12/20/18	500,870
300,000	GMF Floorplan Owner Revolving Trust, Series 2016-1, Class B, 2.41%, 5/17/21 (2)	301,374
100,000	Synchrony Credit Card Master Note Trust, Series 2012-2, Class A, 2.22%, 1/15/22	100,824
140,000	Synchrony Credit Card Master Note Trust, Series 2015-1, Class A, 2.37%, 3/15/23	141,423
300,000	World Financial Network Credit Card Master Trust, Series 2013-A, Class A, 1.61%, 12/15/21	300,454
	Total Asset-Backed Securities (Cost $2,537,048)	2,526,580

■ Value Line Strategic Asset Management Trust

Schedule of Investments (Continued)

March 31, 2017 (Unaudited)

Principal
Amount		Value

Commercial Mortgage-Backed Securities — 1.4%
$100,000	COMM Mortgage Trust, Series 2013-CR6, Class A4, 3.10%, 3/10/46	$101,614
100,000	COMM Mortgage Trust, Series 2014-UBS2, Class AM, 4.20%, 3/10/47	104,586
250,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K710, Class A2, 1.88%, 5/25/19	250,456
505,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K049, Class A2, 3.01%, 7/25/25	512,021
250,000	FREMF Mortgage Trust, Series 2013-K24, Class B, 3.50%, 11/25/45 (2)(3)	254,296
59,835	FREMF Mortgage Trust, Series 2013-KF02, Class B, 3.78%, 12/25/45 (2)(3)	60,022
100,000	FREMF Mortgage Trust, Series 2013-K34, Class B, 3.74%, 9/25/46 (2)(3)	100,713
300,000	FREMF Mortgage Trust, Series 2014-K717, Class B, 3.63%, 11/25/47 (2)(3)	305,298
400,000	GNMA, Series 2013-12, Class B, 2.17%, 11/16/52 (3)	378,500
100,000	GS Mortgage Securities Trust, Series 2012-GCJ7, Class A4, 3.38%, 5/10/45	103,727
110,203	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2007-CB20, Class A1A, 5.75%, 2/12/51 (3)	111,345
250,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C5, Class A4, 3.18%, 8/15/45	256,499
200,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C6, Class A4, 2.86%, 11/15/45	202,102
200,000	Morgan Stanley Capital I Trust, Series 2012-C4, Class A4, 3.24%, 3/15/45	205,756
126,391	Thornburg Mortgage Securities Trust, Series 2005-1, Class A3, 3.09%, 4/25/45 (3)	126,314
150,000	Wells Fargo Commercial Mortgage Trust, Series 2015-NXS2, Class ASB, 3.46%, 7/15/58	155,588
320,000	Wells Fargo Commercial Mortgage Trust, Series 2015-C30, Class A3, 3.41%, 9/15/58	323,361
200,000	WFRBS Commercial Mortgage Trust, Series 2011-C5, Class A4, 3.67%, 11/15/44	209,586
	Total Commercial Mortgage-Backed Securities (Cost $3,864,355)	3,761,784

Principal
Amount		Value

Corporate Bonds & Notes — 12.0%
Basic Materials — 0.3%
Chemicals — 0.2%
$230,000	Celanese U.S. Holdings LLC Guaranteed Notes	$243,735
200,000	LYB International Finance B.V. Guaranteed Notes	208,448
		452,183
Iron/Steel — 0.0%
100,000	Vale Overseas, Ltd. Guaranteed Notes (1)	101,660
Mining — 0.1%
200,000	Glencore Funding LLC Guaranteed Notes (2)	203,858
		757,701
Communications — 1.3%
Internet — 0.4%
250,000	Amazon.com, Inc. Senior Unsecured Notes	276,828
150,000	Expedia, Inc. Guaranteed Notes	157,016
150,000	Netflix, Inc. Senior Unsecured Notes	160,305
250,000	Tencent Holdings, Ltd. Senior Unsecured Notes (2)	255,582
		849,731
Media — 0.6%
200,000	CBS Corp. Guaranteed Notes	202,550
150,000	Charter Communications Operating LLC/Charter Communications Operating Capital Senior Secured Notes	158,500
200,000	Comcast Corp. Guaranteed Notes	254,728
250,000	DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. Guaranteed Notes	258,592
200,000	Discovery Communications LLC Guaranteed Notes	208,019
150,000	Scripps Networks Interactive, Inc. Senior Unsecured Notes	151,570
150,000	Thomson Reuters Corp. Senior Unsecured Notes	146,093
100,000	Time Warner, Inc. Guaranteed Notes	98,876
150,000	Time Warner, Inc. Guaranteed Notes	148,364
		1,627,292

■ Value Line Strategic Asset Management Trust

Schedule of Investments (Continued)

March 31, 2017 (Unaudited)

Principal
Amount		Value
Telecommunications — 0.3%
$200,000	AT&T, Inc. Senior Unsecured Notes	$203,074
150,000	Orange SA Senior Unsecured Notes	147,881
250,000	Telefonica Emisiones SAU Guaranteed Notes	270,046
125,000	Verizon Communications, Inc. Senior Unsecured Notes	120,574
		741,575
		3,218,598
Consumer, Cyclical — 1.4%
Auto Manufacturers — 0.4%
580,000	Ford Motor Credit Co. LLC Senior Unsecured Notes	605,434
100,000	General Motors Financial Co., Inc. Guaranteed Notes	101,713
200,000	General Motors Financial Co., Inc. Guaranteed Notes	200,754
150,000	Nissan Motor Acceptance Corp. Senior Unsecured Notes (2)	150,985
		1,058,886
Auto Parts & Equipment — 0.1%
175,000	Goodyear Tire & Rubber Co. (The) Guaranteed Notes	179,375
150,000	Magna International, Inc. Senior Unsecured Notes	158,407
		337,782
Distribution & Wholesale — 0.0%
120,000	W.W. Grainger, Inc. Senior Unsecured Notes	113,916
Home Builders — 0.2%
100,000	CalAtlantic Group, Inc. Guaranteed Notes (1)	109,250
175,000	D.R. Horton, Inc. Guaranteed Notes	182,073
150,000	PulteGroup, Inc. Guaranteed Notes	154,125
150,000	Toll Brothers Finance Corp. Guaranteed Notes	151,125
		596,573
Housewares — 0.1%
38,000	Newell Brands, Inc. Senior Unsecured Notes	38,470
75,000	Newell Brands, Inc. Senior Unsecured Notes	85,118
		123,588
Leisure Time — 0.1%
150,000	Royal Caribbean Cruises, Ltd. Senior Unsecured Notes	162,000

Principal
Amount		Value
Lodging — 0.2%
$100,000	Choice Hotels International, Inc. Guaranteed Notes	$108,750
250,000	Marriott International, Inc. Senior Unsecured Notes	254,072
250,000	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. Guaranteed Notes	255,937
		618,759
Retail — 0.3%
125,000	CVS Health Corp. Senior Unsecured Notes	123,666
100,000	Dollar General Corp. Senior Unsecured Notes	103,295
100,000	L Brands, Inc. Guaranteed Notes	109,110
225,000	McDonald’s Corp. MTN Senior Unsecured Notes	225,749
125,000	Sally Holdings LLC/Sally Capital, Inc. Guaranteed Notes	128,594
		690,414
		3,701,918
Consumer, Non-cyclical — 1.7%
Beverages — 0.2%
200,000	Anheuser-Busch InBev Finance, Inc. Guaranteed Notes	216,145
150,000	Constellation Brands, Inc. Guaranteed Notes	150,833
150,000	Dr. Pepper Snapple Group, Inc. Guaranteed Notes	149,586
		516,564
Biotechnology — 0.2%
100,000	Amgen, Inc. Senior Unsecured Notes	97,064
250,000	Celgene Corp. Senior Unsecured Notes (1)	251,849
150,000	Gilead Sciences, Inc. Senior Unsecured Notes	151,175
		500,088
Commercial Services — 0.1%
150,000	Service Corp. International Senior Unsecured Notes	154,875

■ Value Line Strategic Asset Management Trust

Schedule of Investments (Continued)

March 31, 2017 (Unaudited)

Principal
Amount		Value
Food — 0.3%
$150,000	JM Smucker Co. (The) Guaranteed Notes	$149,652
100,000	Kellogg Co. Senior Unsecured Notes	97,750
350,000	Kroger Co. (The) Senior Unsecured Notes	357,622
150,000	Sysco Corp. Guaranteed Notes	153,076
200,000	Wm Wrigley Jr Co. Senior Unsecured Notes (2)	200,503
		958,603
Health Care Products — 0.1%
100,000	Abbott Laboratories Senior Unsecured Notes	100,114
150,000	Edwards Lifesciences Corp. Senior Unsecured Notes	151,993
		252,107
Health Care Services — 0.3%
150,000	DaVita, Inc. Guaranteed Notes	155,250
200,000	HCA, Inc. Guaranteed Notes	208,500
100,000	Humana, Inc. Senior Unsecured Notes	102,248
100,000	LifePoint Health, Inc. Guaranteed Notes	103,750
100,000	NYU Hospitals Center Secured Notes	104,467
100,000	Quest Diagnostics, Inc. Senior Unsecured Notes	99,015
50,000	UnitedHealth Group, Inc. Senior Unsecured Notes	53,076
		826,306
Pharmaceuticals — 0.5%
250,000	AbbVie, Inc. Senior Unsecured Notes	250,047
100,000	Actavis Funding SCS Guaranteed Notes	100,583
104,000	Actavis Funding SCS Guaranteed Notes	104,453
100,000	AmerisourceBergen Corp. Senior Unsecured Notes	100,578
300,000	Express Scripts Holding Co. Guaranteed Notes	322,157
100,000	Shire Acquisitions Investments Ireland DAC Guaranteed Notes	97,032
200,000	Teva Pharmaceutical Finance Netherlands III B.V. Guaranteed Notes	193,012
100,000	Zoetis, Inc. Senior Unsecured Notes	100,987
		1,268,849
		4,477,392

Principal
Amount		Value
Energy — 1.2%
Oil & Gas — 0.6%
$250,000	Chevron Corp. Senior Unsecured Notes	$247,901
100,000	Concho Resources, Inc. Guaranteed Notes	103,500
120,000	Devon Energy Corp. Senior Unsecured Notes	115,581
150,000	Occidental Petroleum Corp. Senior Unsecured Notes	156,804
100,000	Occidental Petroleum Corp. Senior Unsecured Notes	99,807
245,000	Phillips 66 Guaranteed Notes	245,277
175,000	Shell International Finance B.V. Guaranteed Notes (1)	165,091
125,000	Tesoro Corp. Guaranteed Notes (2)	131,125
200,000	Valero Energy Corp. Senior Unsecured Notes	236,725
		1,501,811
Pipelines — 0.6%
100,000	DCP Midstream Operating L.P. Guaranteed Notes	99,750
150,000	Enbridge, Inc. Senior Unsecured Notes	159,479
150,000	Energy Transfer Partners L.P. Senior Unsecured Notes (1)	169,237
250,000	Enterprise Products Operating LLC Guaranteed Notes	279,250
150,000	Kinder Morgan Energy Partners L.P. Guaranteed Notes	151,420
150,000	Magellan Midstream Partners L.P. Senior Unsecured Notes	140,502
250,000	MPLX L.P. Senior Unsecured Notes	248,916
175,000	Sabine Pass Liquefaction LLC Senior Secured Notes (2)	192,953
200,000	Spectra Energy Partners L.P. Senior Unsecured Notes	211,768
		1,653,275
		3,155,086

■ Value Line Strategic Asset Management Trust

Schedule of Investments (Continued)

March 31, 2017 (Unaudited)

Principal
Amount		Value
Financial — 4.3%
Banks — 2.2%
$250,000	Australia & New Zealand Banking Group Ltd. Subordinated Notes (1)(2)	$259,725
100,000	Banco Bilbao Vizcaya Argentaria S.A. Senior Unsecured Notes	101,279
100,000	Bancolombia S.A. Senior Unsecured Notes	109,625
200,000	Bank of America Corp. MTN Senior Unsecured Notes	207,360
300,000	Bank of America Corp. MTN, Series L Senior Unsecured Notes	312,125
175,000	Bank of Nova Scotia (The) Senior Unsecured Notes	177,114
150,000	Barclays PLC Senior Unsecured Notes	149,704
200,000	BPCE S.A. Guaranteed Notes	201,352
200,000	Capital One Financial Corp. Senior Unsecured Notes	203,399
116,000	Citigroup, Inc. Subordinated Notes	124,221
200,000	Citigroup, Inc. Senior Unsecured Notes	200,763
250,000	Cooperatieve Rabobank UA Guaranteed Notes	256,558
150,000	Fifth Third Bancorp Senior Unsecured Notes	152,387
150,000	Goldman Sachs Group, Inc. (The) Subordinated Notes	185,091
200,000	Goldman Sachs Group, Inc. (The) Senior Unsecured Notes	201,283
200,000	HSBC Holdings PLC Senior Unsecured Notes (1)	216,662
500,000	JPMorgan Chase & Co. Senior Unsecured Notes	505,092
500,000	Morgan Stanley GMTN Senior Unsecured Notes	554,476
100,000	Santander Holdings USA, Inc. Senior Unsecured Notes	99,535
100,000	UBS AG GMTN Senior Unsecured Notes	100,211
250,000	US Bancorp MTN Subordinated Notes	257,449
1,000,000	Wachovia Corp. Senior Unsecured Notes (3)	1,000,375
250,000	Wells Fargo & Co. Senior Unsecured Notes	251,520
		5,827,306

Principal
Amount		Value
Diversified Financial — 0.9%
$210,000	Ally Financial, Inc. Senior Unsecured Notes	$210,000
250,000	American Express Co. Senior Unsecured Notes (3)	250,948
250,000	Ameriprise Financial, Inc. Senior Unsecured Notes	240,195
150,000	BlackRock, Inc., Series 2 Senior Unsecured Notes	162,667
175,000	CIT Group, Inc. Senior Unsecured Notes	183,202
250,000	Discover Financial Services Senior Unsecured Notes	250,382
250,000	International Lease Finance Corp. Senior Secured Notes (2)	267,187
250,000	Nomura Holdings, Inc. GMTN Senior Unsecured Notes	252,626
250,000	Stifel Financial Corp. Senior Unsecured Notes	253,112
100,000	Synchrony Financial Senior Unsecured Notes	103,036
150,000	Synchrony Financial Senior Unsecured Notes	152,340
		2,325,695
Insurance — 0.4%
150,000	Aflac, Inc. Senior Unsecured Notes	150,383
150,000	American International Group, Inc. Senior Unsecured Notes	162,361
250,000	Berkshire Hathaway, Inc. Senior Unsecured Notes (1)	265,395
200,000	CNA Financial Corp. Senior Unsecured Notes	205,252
150,000	XLIT Ltd. Guaranteed Notes (1)	166,598
		949,989
Real Estate — 0.0%
100,000	ProLogis L.P. Guaranteed Notes	101,357

■ Value Line Strategic Asset Management Trust

Schedule of Investments (Continued)

March 31, 2017 (Unaudited)

Principal
Amount		Value
REITS — 0.8%
$150,000	American Tower Corp. Senior Unsecured Notes	$143,016
250,000	AvalonBay Communities, Inc. GMTN Senior Unsecured Notes	251,118
200,000	Boston Properties L.P. Senior Unsecured Notes	184,086
200,000	Crown Castle International Corp. Senior Unsecured Notes	208,058
100,000	Digital Realty Trust L.P. Guaranteed Notes	108,501
250,000	EPR Properties Guaranteed Notes	262,206
150,000	Hospitality Properties Trust Senior Unsecured Notes	152,825
250,000	Host Hotels & Resorts L.P. Senior Unsecured Notes	271,064
100,000	Kimco Realty Corp. Senior Unsecured Notes	92,349
150,000	Weyerhaeuser Co. Senior Unsecured Notes	181,214
100,000	Weyerhaeuser Co. Senior Unsecured Notes	112,090
		1,966,527
		11,170,874
Industrial — 0.6%
Building Materials — 0.1%
150,000	Owens Corning Guaranteed Notes	145,262
Electronics — 0.1%
75,000	Allegion PLC Guaranteed Notes	80,063
100,000	Amphenol Corp. Senior Unsecured Notes	105,376
		185,439
Machinery Diversified — 0.0%
100,000	Briggs & Stratton Corp. Guaranteed Notes	109,500
Miscellaneous Manufacturer — 0.1%
170,000	Textron, Inc. Senior Unsecured Notes	172,905
Packaging & Containers — 0.1%
150,000	Ball Corp. Guaranteed Notes	158,812
150,000	Packaging Corp. of America Senior Unsecured Notes	151,296
		310,108
Transportation — 0.2%
100,000	FedEx Corp. Guaranteed Notes	99,925
500,000	Union Pacific Corp. Senior Unsecured Notes	507,143
		607,068
		1,530,282

Principal
Amount		Value
Technology — 0.4%
Computers — 0.1%
$250,000	Apple, Inc. Senior Unsecured Notes	$253,108
100,000	Apple, Inc. Senior Unsecured Notes	101,604
		354,712
Semiconductors — 0.1%
150,000	Intel Corp. Senior Unsecured Notes	152,889
100,000	QUALCOMM, Inc. Senior Unsecured Notes	101,453
		254,342
Software — 0.2%
125,000	Cadence Design Systems, Inc. Senior Unsecured Notes	125,376
150,000	Microsoft Corp. Senior Unsecured Notes	158,310
250,000	Microsoft Corp. Senior Unsecured Notes	236,543
		520,229
		1,129,283
Utilities — 0.8%
Electric — 0.8%
500,000	Commonwealth Edison Co.	526,279
100,000	Consolidated Edison Co. of New York, Inc. Senior Unsecured Notes	106,326
100,000	Consumers Energy Co.	100,240
250,000	Duke Energy Corp. Senior Unsecured Notes	224,442
150,000	Exelon Generation Co. LLC Senior Unsecured Notes	160,470
175,000	ITC Holdings Corp. Senior Unsecured Notes	170,002
100,000	Pacific Gas & Electric Co. Senior Unsecured Notes	97,501
150,000	PSEG Power LLC Guaranteed Notes (1)	156,735
250,000	Southern Co. (The) Senior Unsecured Notes	252,125
200,000	Southern Co. (The) Senior Unsecured Notes	194,680
		1,988,800
Gas — 0.0%
100,000	National Fuel Gas Co. Senior Unsecured Notes	106,638
		2,095,438
	Total Corporate Bonds & Notes (Cost $31,057,268)	31,236,572

■ Value Line Strategic Asset Management Trust

Schedule of Investments (Continued)

March 31, 2017 (Unaudited)

Principal
Amount		Value

Foreign Government Obligations — 0.3%
$125,000	Indonesia Government International Bond, Senior Unsecured Notes, 4.13%, 1/15/25 (2)	$128,192
275,000	Mexico Government International Bond, Senior Unsecured Notes, 4.15%, 3/28/27	279,675
100,000	Panama Government International Bond, Senior Unsecured Notes, 4.00%, 9/22/24	104,375
125,000	Peruvian Government International Bond, Senior Unsecured Notes, 4.13%, 8/25/27 (1)	134,375
250,000	Republic of Poland Government International Bond, Senior Unsecured Notes, 4.00%, 1/22/24	262,409
	Total Foreign Government Obligations (Cost $895,752)	909,026

Principal
Amount		Value

Long-Term Municipal Securities — 0.8%
100,000	California Educational Facilities Authority, Revenue Bonds, Loyola Marymount University, Series A, 2.96%, 10/1/21	102,371
100,000	City & County Honolulu Hawaii Wastewater System Revenue, Revenue Bonds, Senior Series C, 6.34%, 7/1/39	109,168
150,000	City of New York, Build America Bonds, General Obligation Unlimited, Series F1, 5.89%, 12/1/24	179,709
250,000	City of New York, General Obligation Unlimited, Subser. D2, 2.30%, 8/1/19	254,007
400,000	City of New York, General Obligation Unlimited, Subser. D2, 2.60%, 8/1/20	407,200
130,000	City of Norfolk, Taxable Build America Bonds, General Obligation Unlimited, Series B, 5.91%, 3/1/29	159,479
250,000	Dallas Independent School District Qualified School Construction Notes, General Obligation Limited, 5.05%, 8/15/33	274,102
100,000	District of Columbia Income Tax Secured Revenue Bonds, Build America Bonds, 4.71%, 12/1/22	110,621
100,000	Los Angeles Unified School District, General Obligation Unlimited, Qualified School Construction Bonds, Series J-1, 5.98%, 5/1/27	123,641
150,000	New York City Transitional Finance Authority Future Tax Secured Revenue, Subordinate Bonds, Revenue Bonds, 3.00%, 2/1/26	147,656
75,000	University of Alabama, Build America Bonds, General Obligation Unlimited, Revenue Bonds, Series B, 5.20%, 10/1/30	82,700
	Total Long-Term Municipal Securities (Cost $1,901,705)	1,950,654

■ Value Line Strategic Asset Management Trust

Schedule of Investments (Continued)

March 31, 2017 (Unaudited)

Principal Amount		Value

U.S. Government Agency Obligations — 5.4%
$300,000	FHLMC, 1.25%, 5/12/17	$300,139
112,379	FHLMC, Series 4151, Class PA, 2.00%, 1/15/33	110,592
151,623	FHLMC Gold PC Pool #G05447, 4.50%, 5/1/39	162,896
39,612	FHLMC Gold PC Pool #G08488, 3.50%, 4/1/42	40,692
213,814	FHLMC Gold PC Pool #J13885, 3.50%, 12/1/25	222,896
303,181	FHLMC Gold PC Pool #J17969, 3.00%, 2/1/27	311,237
250,160	FHLMC Gold PC Pool #Q23725, 4.00%, 12/1/43	262,729
61,079	FHLMC Gold Pool #C04038, 3.50%, 6/1/42	62,744
22,817	FHLMC Gold Pool #G08479, 3.50%, 3/1/42	23,439
3,839	FHLMC Gold Pool #G18155, 5.00%, 10/1/21	3,962
18,826	FHLMC Gold Pool #G18160, 5.00%, 11/1/21	20,055
73,507	FHLMC Gold Pool #G18420, 3.00%, 1/1/27	75,460
18,448	FHLMC Gold Pool #J00975, 5.00%, 1/1/21	19,122
6,011	FHLMC Gold Pool #J03589, 5.00%, 10/1/21	6,186
132,147	FHLMC Pool #A96409, 3.50%, 1/1/41	135,776
250,000	FNMA, 2.63%, 9/6/24	253,819
99,582	FNMA Pool #254733, 5.00%, 4/1/23	108,700
221,757	FNMA Pool #255667, 5.00%, 3/1/25	242,062
2,741	FNMA Pool #745275, 5.00%, 2/1/36	2,999
9,604	FNMA Pool #890112, 4.00%, 4/1/24	10,105
165,020	FNMA Pool #890236, 4.50%, 8/1/40	177,547
5,464	FNMA Pool #910242, 5.00%, 3/1/37	5,968
6,260	FNMA Pool #975116, 5.00%, 5/1/38	6,834
281,616	FNMA Pool #995245, 5.00%, 1/1/39	307,401
233,350	FNMA Pool #AA7720, 4.00%, 8/1/39	245,269
113,951	FNMA Pool #AB1259, 5.00%, 7/1/40	124,695
82,160	FNMA Pool #AB2814, 4.50%, 4/1/41	88,385
54,564	FNMA Pool #AB3218, 3.50%, 7/1/31	56,257
273,699	FNMA Pool #AB4449, 4.00%, 2/1/42	288,220
371,189	FNMA Pool #AB5472, 3.50%, 6/1/42	381,507
234,685	FNMA Pool #AB6286, 2.50%, 9/1/27	237,408
346,203	FNMA Pool #AB8144, 5.00%, 4/1/37	379,173
135,656	FNMA Pool #AD2351, 4.00%, 3/1/25	142,820
418,765	FNMA Pool #AD6374, 5.00%, 5/1/40	457,772
19,107	FNMA Pool #AD7992, 4.50%, 7/1/40	20,549
2,779	FNMA Pool #AD8255, 4.50%, 9/1/40	2,983
4,811	FNMA Pool #AE0385, 4.00%, 9/1/40	5,062
4,067	FNMA Pool #AE1428, 4.50%, 8/1/40	4,375
4,480	FNMA Pool #AE5024, 4.00%, 12/1/40	4,715
67,619	FNMA Pool #AE5984, 4.50%, 10/1/40	72,793
75,284	FNMA Pool #AH3226, 5.00%, 2/1/41	82,267
302,443	FNMA Pool #AH4865, 4.50%, 2/1/41	325,368
144,035	FNMA Pool #AH5434, 4.50%, 4/1/41	154,534

Principal Amount		Value
$83,312	FNMA Pool #AH6087, 4.50%, 3/1/41	$89,682
68,942	FNMA Pool #AH6186, 4.00%, 2/1/41	72,559
7,243	FNMA Pool #AH6851, 4.50%, 4/1/41	7,764
185,563	FNMA Pool #AH8932, 4.50%, 4/1/41	199,790
100,842	FNMA Pool #AI1019, 4.50%, 5/1/41	108,503
111,864	FNMA Pool #AI1105, 4.50%, 4/1/41	120,409
68,002	FNMA Pool #AI3009, 4.00%, 6/1/26	70,489
326,771	FNMA Pool #AI3052, 3.50%, 7/1/26	340,454
21,184	FNMA Pool #AI5737, 4.50%, 6/1/41	22,766
201,325	FNMA Pool #AJ6932, 3.00%, 11/1/26	207,164
275,099	FNMA Pool #AO2961, 4.00%, 5/1/42	289,638
73,973	FNMA Pool #AO4137, 3.50%, 6/1/42	76,029
47,628	FNMA Pool #AO4299, 3.50%, 8/1/42	48,952
17,195	FNMA Pool #AO6770, 3.50%, 6/1/42	17,672
764,154	FNMA Pool #AP1340, 3.50%, 7/1/42	785,197
268,309	FNMA Pool #AQ0287, 3.00%, 10/1/42	267,478
65,807	FNMA Pool #AS3654, 4.50%, 10/1/44	70,537
85,121	FNMA Pool #AS3789, 4.50%, 11/1/44	91,313
79,096	FNMA Pool #AS6205, 3.50%, 11/1/45	80,954
314,657	FNMA Pool #AT0969, 3.00%, 4/1/43	313,587
806,200	FNMA Pool #AT8849, 4.00%, 6/1/43	846,447
166,757	FNMA Pool #AU6043, 3.00%, 9/1/43	165,714
265,539	FNMA Pool #AU7025, 3.00%, 11/1/43	264,608
225,930	FNMA Pool #AU8070, 3.50%, 9/1/43	232,070
240,356	FNMA Pool #AU8846, 3.00%, 11/1/43	239,501
71,615	FNMA Pool #AV0225, 4.50%, 10/1/43	76,834
179,221	FNMA Pool #AW5055, 3.50%, 7/1/44	183,997
111,429	FNMA Pool #AX1138, 3.50%, 9/1/44	114,055
104,485	FNMA Pool #AY2728, 2.50%, 2/1/30	105,055
241,909	FNMA Pool #AY5005, 4.00%, 3/1/45	253,804
68,518	FNMA Pool #AY9397, 4.00%, 10/1/45	71,888
111,152	FNMA Pool #MA0799, 4.00%, 7/1/26	116,276
165,420	GNMA, 3.00%, 4/16/39	169,213
365,662	GNMA II Pool #MA1090, 3.50%, 6/20/43	380,775
181,347	GNMA II Pool #MA1520, 3.00%, 12/20/43	183,657
84,693	GNMA II Pool #MA2445, 3.50%, 12/20/44	87,960
928,245	GNMA Pool #4016, 5.50%, 8/20/37	1,029,176
152,632	GNMA Pool #650494, 5.50%, 1/15/36	171,748
133,932	GNMA Pool #MA1375, 3.50%, 10/20/43	139,468
	Total U.S. Government Agency Obligations (Cost $13,871,135)	14,060,695

U.S. Treasury Obligations — 3.5%
1,250,000	U.S. Treasury Bonds, 6.13%, 11/15/27	1,681,787
75,000	U.S. Treasury Bonds, 5.25%, 11/15/28	95,839
590,000	U.S. Treasury Bonds, 4.50%, 5/15/38	748,332
700,000	U.S. Treasury Bonds, 4.38%, 5/15/40	869,121
670,000	U.S. Treasury Bonds, 2.88%, 5/15/43	652,334
170,000	U.S. Treasury Bonds, 3.38%, 5/15/44	181,415
100,000	U.S. Treasury Bonds, 3.13%, 8/15/44	101,945
250,000	U.S. Treasury Bonds, 2.50%, 2/15/46	224,063
150,000	U.S. Treasury Bonds, 2.50%, 5/15/46	134,338

■ Value Line Strategic Asset Management Trust

Schedule of Investments (Continued)

March 31, 2017 (Unaudited)

Principal Amount		Value
$150,000	U.S. Treasury Bonds, 2.25%, 8/15/46	$126,949
100,000	U.S. Treasury Notes, 0.88%, 10/15/17	99,961
150,000	U.S. Treasury Notes, 2.63%, 4/30/18	152,426
300,000	U.S. Treasury Notes, 1.38%, 9/30/18	300,879
400,000	U.S. Treasury Notes, 1.75%, 10/31/18	403,500
100,000	U.S. Treasury Notes, 1.00%, 8/31/19	99,117
500,000	U.S. Treasury Notes, 1.50%, 10/31/19	501,016
300,000	U.S. Treasury Notes, 1.38%, 3/31/20	298,699
350,000	U.S. Treasury Notes, 1.63%, 7/31/20	350,041
300,000	U.S. Treasury Notes, 2.63%, 8/15/20	309,644
150,000	U.S. Treasury Notes, 2.13%, 8/31/20	152,361
200,000	U.S. Treasury Notes, 2.00%, 11/30/20	202,047
100,000	U.S. Treasury Notes, 2.00%, 2/15/22	100,422
150,000	U.S. Treasury Notes, 1.75%, 2/28/22	148,676
100,000	U.S. Treasury Notes, 1.63%, 8/15/22	97,961
100,000	U.S. Treasury Notes, 1.75%, 9/30/22	98,488
350,000	U.S. Treasury Notes, 1.63%, 4/30/23	340,074
50,000	U.S. Treasury Notes, 2.50%, 8/15/23	51,012
100,000	U.S. Treasury Notes, 2.50%, 5/15/24	101,793
250,000	U.S. Treasury Notes, 2.38%, 8/15/24	252,002
303,870	U.S. Treasury Notes TIPS, 0.13%, 7/15/26	296,463
	Total U.S. Treasury Obligations (Cost $8,496,289)	9,172,705

Shares		Value

Short-Term Investments — 3.9%
Money Market Funds — 3.9%
7,186,024	State Street Institutional Liquid Reserves Fund	7,186,742
2,955,288	State Street Securities Lending Government Money Market Portfolio (4)	2,955,288
	Total Short-Term Investments (Cost $10,142,089)	10,142,030
	Total Investments — 101.0% (Cost $135,447,415)	$263,070,566
Excess Of Liabilities Over Cash And Other Assets — (1.0)%		(2,667,641)
Net Assets (5) —100.0%		$260,402,925
Net Asset Value Per Outstanding Share ($260,402,925 ÷ 12,426,462 shares outstanding )		$20.96

*	Non-income producing.

(1)	A portion or all of the security was held on loan. As of March 31, 2017, the market value of the securities on loan was $2,901,618.

(2)	Pursuant to Rule 144A under the Securities Act of 1933, this security can only be sold to qualified institutional investors.

(3)	The rate shown on floating rate securities is the rate at the end of the reporting period.

(4)	Securities with an aggregate market value of $2,901,618 were out on loan in exchange for $2,955,288 of cash collateral as of March 31, 2017. The collateral was invested in a cash collateral reinvestment vehicle.

(5)	For federal income tax purposes, the aggregate cost was $135,447,415, aggregate gross unrealized appreciation was $128,612,047, aggregate gross unrealized depreciation was $988,896 and the net unrealized appreciation was $127,623,151.

ADR	American Depositary Receipt.
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association.
FREMF	Finnish Real Estate Management Federation.
GMTN	Global Medium Term Note.
GNMA	Government National Mortgage Association.
MTN	Medium Term Note.
REIT	Real Estate Investment Trust.
TIPS	Treasury Inflation Prorated Security

The Fund follows fair valuation accounting standards (FASB ASC 820-10) which establishes a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

• Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;

• Level 2 –  Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;

• Level 3 –   Inputs that are unobservable.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Fund’s investments in securities as of March 31, 2017:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$189,310,520	$—	$—	$189,310,520
Asset-Backed Securities	—	2,526,580	—	2,526,580
Commercial Mortgage-Backed Securities	—	3,761,784	—	3,761,784
Corporate Bonds & Notes*	—	31,236,572	—	31,236,572
Foreign Government Obligations	—	909,026	—	909,026
Long-Term Municipal Securities*	—	1,950,654	—	1,950,654
U.S. Government Agency Obligations	—	14,060,695	—	14,060,695
U.S. Treasury Obligations	—	9,172,705	—	9,172,705
Short-Term Investments	10,142,030	—	—	10,142,030
Total Investments in Securities	$199,452,550	$63,618,016	$—	$263,070,566

* See Schedule of Investments for further classification.

See Notes to Financial Statements.

The Fund follows the updated provisions surrounding fair value measurements and disclosures on transfers in and out of all levels of the fair value hierarchy on a gross basis and the reasons for the transfers as well as disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 of the fair value hierarchy.

For the period ended March 31, 2017, there were no transfers between Level 1, Level 2, and Level 3 assets.

The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used.

For the period ended March 31, 2017, there were no Level 3 investments. The Schedule of Investments includes a breakdown of the Funds’ investments by category.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) ) based on their evaluation of these controls and procedures as of the date within 90 days of filing date of this report, are approximately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b)	The registrant’s principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits:

(a)	Certifications of principal executive officer and principal financial officer of the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By	/s/ Mitchell E. Appel
Mitchell E. Appel, President

Date:	May 30, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mitchell E. Appel
Mitchell E. Appel, President, Principal Executive Officer

By:	/s/ Emily D. Washington
Emily D. Washington, Treasurer, Principal Financial Officer

Date:	May 30, 2017